Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 29, 2025	Mar. 30, 2024	Apr. 01, 2023	Apr. 02, 2022	Apr. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE

The following table provides information regarding compensation actually paid to our Principal Executive Officers (“PEO”) and non-PEO
NEOs during the last four fiscal years, as well as total shareholder return, net income and revenue.

Year	Summary Compensation Table Total for PEO Tim Larson ($) (1)	Compensation Actually Paid to PEO Tim Larson ($) (1) (2)	Summary Compensation Table Total for PEO Mark Yost ($) (1)	Compensation Actually Paid to PEO Mark Yost ($) (1) (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (3) (4)	Value of Initial Fixed $100 Investment Based on:		Net Income (in thousands) ($)	Company Selected Measure —Revenue (in thousands) ($) (6)
							Cumulative Total Shareholder Return ($)	Cumulative Peer Group Shareholder Return ($) (5)

2025	6,363,206	6,891,860	1,784,022	(5,787,784)	2,304,344	2,838,848	604.34	332.48	198,413	2,483,448

2024	—	—	5,672,498	4,968,664	1,756,948	1,609,135	542.16	416.21	146,696	2,024,823

2023	—	—	8,077,646	11,308,701	2,807,914	3,727,096	479.78	273.42	401,802	2,606,560

2022	—	—	5,765,742	9,156,467	2,160,329	3,003,454	350.00	217.54	248,044	2,207,229

2021	—	—	2,635,562	7,280,148	1,104,635	2,446,060	288.65	269.19	84,899	1,420,881

Year	Summary Compensation Table Total for PEO Mark Yost ($)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Fair Value of Unvested Equity at Fiscal Year-End (Current Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value of Equity Vested During Fiscal Year ($)	Plus: Increase/(Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Prior Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value at Prior Fiscal Year-End of Equity Forfeited during the Current Year	Compensation Actually Paid to PEO Mark Yost ($)

2025	1,784,022	—	—	850,932	—	(8,422,738)	(5,787,784)

2024	5,672,498	(4,908,968)	4,908,968	96,634	(800,468)	—	4,968,664

2023	8,077,646	(5,822,066)	6,585,723	746,685	1,720,714	—	11,308,701

2022	5,765,742	(3,660,296)	2,908,784	2,538,546	1,603,691	—	9,156,467

2021	2,635,562	(1,247,012)	2,278,688	916,685	2,696,225	—	7,280,148

Year	Summary Compensation Table Total for PEO Tim Larson ($)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Fair Value of Unvested Equity at Fiscal Year-End (Current Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value of Equity Vested During Fiscal Year ($)	Plus: Increase/ (Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Prior Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value at Prior Fiscal Year- End of Equity Forfeited during the Current Year	Compensation Actually Paid to PEO Tim Larson ($)

2025	6,363,206	(5,158,929)	4,962,056	135,545	589,982	—	6,891,860

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Average Fair Value of Unvested Equity at Fiscal Year- End (Current Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value of Equity Vested During Fiscal Year ($)	Plus: Increase/(Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Prior Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value at Prior Fiscal Year-End of Equity Forfeited during the Current Year	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	2,304,344	(1,266,531)	1,272,960	82,983	445,092	—	2,838,848

2024	1,756,948	(1,328,377)	1,328,377	62,140	(209,953)	—	1,609,135

2023	2,807,914	(1,618,567)	1,830,868	161,192	545,689	—	3,727,096

2022	2,160,329	(1,125,595)	936,428	647,903	384,389	—	3,003,454

2021	1,104,635	(383,918)	701,542	276,522	747,279	—	2,446,060

(1)	Reflects compensation amounts reported in the Summary Compensation Table for our current CEO, Tim Larson, and our former CEO, Mark Yost, for the respective years shown.

(2)
Adjustments to the Summary Compensation Table Total to arrive at Compensation Actually Paid (“CAP”) for our PEOs are shown below. No adjustments were necessary for defined benefit and pension plans, dividends, or equity awards granted and vested during the same fiscal year. The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.

(3)
Non-PEO
NEOs were: Laurie Hough, Joseph Kimmel, Wade Lyall and Laurel Krueger for fiscal 2025; Laurie Hough, Tim Larson, Joseph Kimmel, Wade Lyall in fiscal 2024 and 2023; Laurie Hough, Tim Larson, Joseph Kimmel, Wade Lyall and Robert Spence in fiscal 2022; and Laurie Hough, Joseph Kimmel, Wade Lyall, and Robert Spence in fiscal 2021.

(4)
Adjustments to the Summary Compensation Table Total to arrive at CAP for non-PEO
NEOs are shown below. No adjustments were necessary for defined benefit and pension plans, dividends, equity awards granted and vested during the same fiscal year, or forfeitures.

(5)
The peer group consists of Beazer Homes USA, Cavco Industries, Century Communities, LGI Homes, MDC Holdings, M/I Homes, Meritage Homes, Quanex Building Products Corp, and Tri Pointe Group, which is the same peer group we use in our fiscal 2025 Annual Report on Form
10-K.
The peer group TSR calculation is weighted by market capitalization at the beginning of the applicable period. The comparison assumes $100 was invested for the period starting March 28, 2020, through the end of the listed fiscal year. The below graph illustrates the relationship between our Cumulative TSR and peer group TSR, and the relationship between our CAP and the cumulative TSR for the Company and our peer group.

(6)	The Company Selected Measure of Revenue reflects net sales from the Company’s consolidated income statements in the Company’s annual reports on Form 10-K for fiscal years 2021 through 2025.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
Non-PEO
	NEOs were: Laurie Hough, Joseph Kimmel, Wade Lyall and Laurel Krueger for fiscal 2025; Laurie Hough, Tim Larson, Joseph Kimmel, Wade Lyall in fiscal 2024 and 2023; Laurie Hough, Tim Larson, Joseph Kimmel, Wade Lyall and Robert Spence in fiscal 2022; and Laurie Hough, Joseph Kimmel, Wade Lyall, and Robert Spence in fiscal 2021.
Peer Group Issuers, Footnote	The peer group consists of Beazer Homes USA, Cavco Industries, Century Communities, LGI Homes, MDC Holdings, M/I Homes, Meritage Homes, Quanex Building Products Corp, and Tri Pointe Group, which is the same peer group we use in our fiscal 2025 Annual Report on Form
10-K.

Adjustment To PEO Compensation, Footnote
(2)
Adjustments to the Summary Compensation Table Total to arrive at Compensation Actually Paid (“CAP”) for our PEOs are shown below. No adjustments were necessary for defined benefit and pension plans, dividends, or equity awards granted and vested during the same fiscal year. The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.

Year	Summary Compensation Table Total for PEO Mark Yost ($)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Fair Value of Unvested Equity at Fiscal Year-End (Current Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value of Equity Vested During Fiscal Year ($)	Plus: Increase/(Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Prior Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value at Prior Fiscal Year-End of Equity Forfeited during the Current Year	Compensation Actually Paid to PEO Mark Yost ($)

2025	1,784,022	—	—	850,932	—	(8,422,738)	(5,787,784)

2024	5,672,498	(4,908,968)	4,908,968	96,634	(800,468)	—	4,968,664

2023	8,077,646	(5,822,066)	6,585,723	746,685	1,720,714	—	11,308,701

2022	5,765,742	(3,660,296)	2,908,784	2,538,546	1,603,691	—	9,156,467

2021	2,635,562	(1,247,012)	2,278,688	916,685	2,696,225	—	7,280,148

Year	Summary Compensation Table Total for PEO Tim Larson ($)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Fair Value of Unvested Equity at Fiscal Year-End (Current Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value of Equity Vested During Fiscal Year ($)	Plus: Increase/ (Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Prior Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value at Prior Fiscal Year- End of Equity Forfeited during the Current Year	Compensation Actually Paid to PEO Tim Larson ($)

2025	6,363,206	(5,158,929)	4,962,056	135,545	589,982	—	6,891,860

Non-PEO NEO Average Total Compensation Amount	$ 2,304,344	$ 1,756,948	$ 2,807,914	$ 2,160,329	$ 1,104,635
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,838,848	1,609,135	3,727,096	3,003,454	2,446,060
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Adjustments to the Summary Compensation Table Total to arrive at CAP for non-PEO
NEOs are shown below. No adjustments were necessary for defined benefit and pension plans, dividends, equity awards granted and vested during the same fiscal year, or forfeitures.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Average Fair Value of Unvested Equity at Fiscal Year- End (Current Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value of Equity Vested During Fiscal Year ($)	Plus: Increase/(Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Prior Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value at Prior Fiscal Year-End of Equity Forfeited during the Current Year	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	2,304,344	(1,266,531)	1,272,960	82,983	445,092	—	2,838,848

2024	1,756,948	(1,328,377)	1,328,377	62,140	(209,953)	—	1,609,135

2023	2,807,914	(1,618,567)	1,830,868	161,192	545,689	—	3,727,096

2022	2,160,329	(1,125,595)	936,428	647,903	384,389	—	3,003,454

2021	1,104,635	(383,918)	701,542	276,522	747,279	—	2,446,060

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
We structure our executive compensation program to award compensation that depends on, and rewards executives on the basis of individual and Company short and long-term performance and thereby fosters a pay-for-performance culture. The Compensation Committee selects the metrics used for both our short-term and long-term incentive awards because it believes they effectively drive financial and operational performance and incentivize our executives to pursue actions that create sustainable shareholder value. The financial performance measures used by the Company for fiscal 2025 to align the compensation actually paid to the Company’s NEOs to Company performance are:

Financial Performance Measures

Revenue

Earnings per Share

Relative Total Shareholder Return

Single Family Home Completion Market Share

Total Shareholder Return Amount	$ 604.34	542.16	479.78	350	288.65
Peer Group Total Shareholder Return Amount	332.48	416.21	273.42	217.54	269.19
Net Income (Loss)	$ 198,413,000	$ 146,696,000	$ 401,802,000	$ 248,044,000	$ 84,899,000
Company Selected Measure Amount	2,483,448,000	2,024,823,000	2,606,560,000	2,207,229,000	1,420,881,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Single Family Home Completion Market Share
Tim Larson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,363,206	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 6,891,860	0	0	0	0
PEO Name	Tim Larson
Mark Yost [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,784,022	5,672,498	8,077,646	5,765,742	2,635,562
PEO Actually Paid Compensation Amount	$ (5,787,784)	4,968,664	11,308,701	9,156,467	7,280,148
PEO Name	Mark Yost
PEO | Tim Larson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,962,056
PEO | Tim Larson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	589,982
PEO | Tim Larson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	135,545
PEO | Tim Larson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Tim Larson [Member] | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,158,929)
PEO | Mark Yost [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	4,908,968	6,585,723	2,908,784	2,278,688
PEO | Mark Yost [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(800,468)	1,720,714	1,603,691	2,696,225
PEO | Mark Yost [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	850,932	96,634	746,685	2,538,546	916,685
PEO | Mark Yost [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,422,738)	0	0	0	0
PEO | Mark Yost [Member] | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(4,908,968)	(5,822,066)	(3,660,296)	(1,247,012)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,272,960	1,328,377	1,830,868	936,428	701,542
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	445,092	(209,953)	545,689	384,389	747,279
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	82,983	62,140	161,192	647,903	276,522
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,266,531)	$ (1,328,377)	$ (1,618,567)	$ (1,125,595)	$ (383,918)